Document and Entity Information	Mar. 01, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Registrant Name	Fidelity Advisor Series I
Central Index Key	0000722574
Investment Company Type	N-1A
Amendment Flag	false